Changes in Accounting Policies - Summary of Change in Presentation Currency Resulted in Impact on the Year Ended, Basic and Diluted Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares
Earnings per share [line items]
Earnings (loss) per share - basic	$ 0.26	$ (0.67)
Earnings (loss) per share - diluted	$ 0.26	(0.67)
Previously Reported [Member]
Earnings per share [line items]
Earnings (loss) per share - basic			$ (0.9)
Earnings (loss) per share - diluted			$ (0.9)
Presentation Currency Change [Member]
Earnings per share [line items]
Earnings (loss) per share - basic		0.23
Earnings (loss) per share - diluted		$ 0.23